Jun. 18, 2018
High Yield Portfolio
High Yield Portfolio

Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund Trust Prospectus dated June 8, 2018

High Yield Portfolio (Class IR)

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—High Yield Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.